Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Class Z Ordinary Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 30	$ 27	$ 143,658	$ (102,678)	$ (2,984)	$ 6,902	$ 44,955
Balance, shares at Dec. 31, 2022	29,999,990	26,879,102
Shares repurchased and retired	$ (30)						(30)
Shares repurchased and retired, shares	(29,999,990)
Shares issued upon exercise of warrants			1				1
Shares issued upon exercise of warrants, shares		100
Acquisition of non-controlling interest			(549)			(933)	(1,482)
Redeemable non-controlling interest			(152)				(152)
Share-based compensation			169				169
Net (loss) income				(12,676)		168	(12,508)
Foreign exchange (loss) income					(2,021)	274	(1,747)
Balance at Dec. 31, 2023		$ 27	143,127	(115,354)	(5,005)	6,411	29,206
Balance, shares at Dec. 31, 2023		26,879,202
Share-based compensation			522				522
Net (loss) income				(24,325)		970	(23,355)
Foreign exchange (loss) income					(665)	(392)	(1,057)
Share-based compensation, shares		22,390
Balance at Dec. 31, 2024		$ 27	143,649	(139,679)	(5,670)	6,989	5,316
Balance, shares at Dec. 31, 2024		26,901,592
Share-based compensation			396				396
Net (loss) income				(14,890)		1,100	(13,790)
Foreign exchange (loss) income					(515)	973	458
Share-based compensation, shares		16,005
Transactions with an entity under common control (Note 20)			7,996		(3)	6,284	14,277
Balance at Dec. 31, 2025		$ 27	$ 152,041	$ (154,569)	$ (6,188)	$ 15,346	$ 6,657
Balance, shares at Dec. 31, 2025		26,917,597